Condensed Statements of Changes In Shareholders' Equity - USD ($)		Total	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Retained Earnings (Accumulated Deficit)	Class A Ordinary Shares	Class B Ordinary Shares	Class B Ordinary Shares Previously Reported
Balance at Dec. 17, 2020		$ 0				$ 0
Balance (in Shares) at Dec. 17, 2020
Issuance of Class B ordinary shares to Sponsor	[1]	25,000	24,209				$ 791
Issuance of Class B ordinary shares to Sponsor, shares	[1]						7,906,250
Net income		(8,000)			(8,000)
Balance at Dec. 31, 2020		17,000	24,137	$ 24,209	(8,000)		$ 863	$ 791
Balance (in Shares) at Dec. 31, 2020							8,625,000	7,906,250
Sale of units in initial public offering, net of fair value of public warrant liabilities		315,120,000	315,116,750			$ 3,250
Sale of units in initial public offering, net of fair value of public warrant liabilities (in Shares)						32,500,000
Excess cash received over the fair value of the private warrants		2,040,000	2,040,000
Offering costs		(17,947,371)	(17,947,371)
Class A ordinary shares subject to possible redemption		(295,299,530)	(295,296,577)			$ (2,953)
Class A ordinary shares subject to possible redemption (in Shares)						(29,529,953)
Net income		1,069,908			1,069,908
Balance at Mar. 31, 2021		5,000,007	3,936,939		1,061,908	$ 297	$ 863
Balance (in Shares) at Mar. 31, 2021						2,970,047	8,625,000
Forfeiture of Class B ordinary shares			50				$ (50)
Forfeiture of Class B ordinary shares (in Shares)							(500,000)
Class A ordinary shares subject to possible redemption		(2,939,270)	(2,939,241)			$ (29)
Class A ordinary shares subject to possible redemption (in Shares)						(293,927)
Net income		2,939,265			2,939,265
Balance at Jun. 30, 2021		$ 5,000,002	$ 997,748		$ 4,001,173	$ 268	$ 813
Balance (in Shares) at Jun. 30, 2021						2,676,120	8,125,000

[1]	This number includes up to 1,031,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.